Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill
Schedule of Goodwill

Balance as of January 1, 2017	$36,504
Acquisition of GCL	248
Impairment of goodwill in relation to Boca	(5,618)
Balance as of December 31, 2017	31,134
Impairment of goodwill in relation to Boca	(10,330)
Balance as of December 31, 2018	20,804
Acquisition of Vision Lane	3,658
Impairment of goodwill in relation to Boca	(20,556)
Balance as of December 31, 2019	$3,906